LAND USE RIGHTS, NET - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Land Use Rights Disclosure [Line Items]
Amortization expenses for land use right	¥ 806	¥ 805	¥ 805
Future Amortization [Member]
Land Use Rights Disclosure [Line Items]
Expected amortization expense of land use rights in next twelve months	805
Expected amortization expense of land use rights year two	805
Expected amortization expense of land use rights year three	805
Expected amortization expense of land use rights year four	805
Expected amortization expense of land use rights year five	805
Expected amortization expense of land use rights thereafter	¥ 805